As filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/14

Date of reporting period:  6/30/14

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2014 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 48.99%
Commercial & Professional Services - 3.85%
FTI Consulting, Inc. (a)	218,195	$8,252,135
Tetra Tech, Inc.	350,120	9,628,300
		17,880,435
Consumer Durables & Apparel - 4.56%
Coach, Inc.	300,749	10,282,608
Mattel, Inc.	279,000	10,872,630
		21,155,238
Consumer Services - 0.26%
Speedway Motorsports, Inc.	66,962	1,222,056
Diversified Financials - 7.49%
Berkshire Hathaway, Inc. - Class B (a)	110,000	13,921,600
Oaktree Capital Group LLC	219,407	10,968,156
The Bank of New York Mellon Corp.	263,000	9,857,240
		34,746,996
Energy - 5.46%
Bill Barrett Corp. (a)	429,302	11,496,708
Newfield Exploration Co. (a)	311,870	13,784,654
Northern Oil and Gas, Inc. (a)	5,200	84,708
		25,366,070
Health Care Equipment & Services - 2.57%
Intuitive Surgical, Inc. (a)	28,910	11,905,138
Materials - 1.08%
Hawkins, Inc.	134,828	5,007,512
Media - 3.17%
Corus Entertainment, Inc. - Class B (b)	566,245	13,250,680
World Wrestling Entertainment, Inc.	122,077	1,456,379
		14,707,059
Pharmaceuticals, Biotechnology & Life Sciences - 2.48%
Bio-Rad Laboratories, Inc. (a)	96,327	11,531,305
Retailing - 5.66%
Aaron's, Inc.	134,924	4,808,692
American Eagle Outfitters, Inc.	1,030,610	11,563,444
Staples, Inc.	914,000	9,907,760
		26,279,896
Software & Services - 7.40%
Amdocs Ltd. (b)	233,400	10,813,422
Check Point Software Technologies Ltd. (a)(b)	63,980	4,288,579
Microsoft Corp.	138,000	5,754,600
The Western Union Co.	778,470	13,498,670
		34,355,271
Technology Hardware & Equipment - 3.48%
Cisco Systems, Inc.	295,000	7,330,750
Ingram Micro, Inc. (a)	301,106	8,795,306
		16,126,056
Telecommunication Services - 1.53%
Telephone & Data Systems, Inc.	272,749	7,121,476
TOTAL COMMON STOCKS (Cost $193,893,064)		227,404,508

	Principal
CORPORATE BONDS - 20.82%	Amount
Capital Goods - 0.91%
Oshkosh Corp.
8.500%, 03/01/2020	$3,881,000	4,191,480
Consumer Durables & Apparel - 1.91%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (c)(d)(Cost: $8,487,000; Original acquisition date: 6/11/2013)	8,487,000	8,847,698
Consumer Services - 3.72%
Regis Corp.
5.750%, 12/05/2017 (c)(d)(Cost: $8,275,000; Original acquisition date: 11/27/2013)	8,275,000	8,471,531
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,614,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	1,102,000	1,168,120
		17,253,651
Energy - 7.06%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	8,355,000	8,939,850
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	12,702,000	13,559,385
PetroQuest Energy, Inc.
10.000%, 09/01/2017	4,091,000	4,316,414
PHI, Inc.
5.250%, 03/15/2019 (c)(Cost: $5,901,481; Original acquisition date: 3/6/2014)	5,851,000	5,968,020
		32,783,669
Food & Staples Retailing - 0.67%
SpartanNash Co.
6.625%, 12/15/2016 (c)(d)(Cost: $3,123,920; Original acquisition date: 2/6/2013)	3,000,000	3,108,750
Food, Beverage & Tobacco - 1.50%
Cott Beverages, Inc.
8.125%, 09/01/2018	6,632,000	6,970,232
Household & Personal Products - 0.72%
Central Garden & Pet Co.
8.250%, 03/01/2018	3,242,000	3,363,575
Materials - 1.42%
AuRico Gold, Inc.
7.750%, 04/01/2020 (b)(c)(Cost: $6,633,019; Original acquisition date: 3/17/2014)	6,675,000	6,608,250
Retailing - 0.92%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	4,070,000	4,293,850
Transportation - 1.99%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	4,173,000	4,465,110
Swift Services Holdings, Inc.
10.000%, 11/15/2018	4,438,000	4,748,660
		9,213,770
TOTAL CORPORATE BONDS (Cost $94,946,821)		96,634,925

Total Investments (Cost $288,839,885) - 69.81%		324,039,433
Other Assets in Excess of Liabilities - 30.19%		140,123,726
TOTAL NET ASSETS - 100.00%		$464,163,159

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is restricted to resale. The aggregate value of restricted securities at June 30, 2014 was $33,004,249 which represented 7.1% of net assets.
(d)	Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Open Forward Currency Contracts
June 30, 2014 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
Morgan Stanley	08/27/14	U.S. Dollars	7,622,635	Canadian Dollars	8,500,000	$(331,546)
Morgan Stanley	08/27/14	U.S. Dollars	3,700,862	Canadian Dollars	4,100,000	(135,861)
						$(467,407)

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2014 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 25.44%
Commercial & Professional Services - 3.85%
FTI Consulting, Inc. (a)	134,740	$5,095,867
Tetra Tech, Inc.	774,410	21,296,275
		26,392,142
Diversified Financials - 2.21%
Dundee Corp. (a)(b)	939,547	15,127,143
Energy - 0.76%
Newfield Exploration Co. (a)	117,060	5,174,052
Insurance - 1.48%
Aspen Insurance Holdings Ltd. (b)	223,470	10,150,007
Materials - 2.30%
AuRico Gold, Inc. (b)	1,155,290	4,921,535
Pan American Silver Corp. (b)	335,000	5,142,250
Royal Gold, Inc.	74,600	5,678,552
		15,742,337
Media - 3.63%
Corus Entertainment, Inc. - Class B (b)	922,000	21,575,690
World Wrestling Entertainment, Inc.	273,783	3,266,231
		24,841,921
Pharmaceuticals, Biotechnology & Life Sciences - 3.04%
Bio-Rad Laboratories, Inc. (a)	173,684	20,791,712
Retailing - 0.75%
Aaron's, Inc.	144,555	5,151,940
Software & Services - 4.98%
Amdocs Ltd. (b)	527,321	24,430,782
CSG Systems International, Inc.	230,904	6,028,903
Global Payments, Inc.	50,000	3,642,500
		34,102,185
Technology Hardware & Equipment - 1.53%
Ingram Micro, Inc. (a)	357,278	10,436,091
Telecommunication Services - 0.91%
Telephone & Data Systems, Inc.	239,519	6,253,841
TOTAL COMMON STOCKS (Cost $130,257,662)		174,163,371

PREFERRED STOCK - 0.73%
Commercial & Professional Services - 0.73%
Pitney Bowes International Holdings, Inc. (a)(c)(Cost: $5,129,050; Original acquisition date: 6/24/2014)	4,750	5,024,609
TOTAL PREFERRED STOCK (Cost $5,129,050)		5,024,609

Total Investments (Cost $135,386,712) - 26.17%		179,187,980
Other Assets in Excess of Liabilities - 73.83%		505,549,218
TOTAL NET ASSETS - 100.00%		$684,737,198

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is restricted to resale. The aggregate value of restricted securities at June 30, 2014 was $5,024,609 which represented 0.7% of net assets.

Schedule of Open Forward Currency Contracts
June 30, 2014 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
Morgan Stanley	08/11/14	U.S. Dollars	13,550,136	Canadian Dollars	15,000,000	$(491,876)
Morgan Stanley	08/11/14	U.S. Dollars	6,966,750	Canadian Dollars	7,700,000	(241,483)
						$(733,359)

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2014 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCK - 1.09%
Media - 1.09%
Corus Entertainment, Inc. - Class B (a)	49,000	$1,146,647
TOTAL COMMON STOCK (Cost $1,076,394)		1,146,647

	Principal
CORPORATE BONDS - 50.53%	Amount
Capital Goods - 1.74%
Oshkosh Corp.
8.500%, 03/01/2020	$1,698,000	1,833,840
Consumer Durables & Apparel - 4.62%
Smith & Wesson Holding Corp.
5.875%, 06/15/2017 (b)(c)(Cost: $4,688,000; Original acquisition date: 6/11/2013)	4,688,000	4,887,240
Consumer Services - 7.97%
Regis Corp.
5.750%, 12/05/2017 (b)(c)(Cost: $4,225,000; Original acquisition date: 11/27/2013)	4,225,000	4,325,344
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,434,000	3,434,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	628,000	665,680
		8,425,024
Energy - 14.80%
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	4,744,000	5,076,080
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	4,495,000	4,798,413
PetroQuest Energy, Inc.
10.000%, 09/01/2017	2,423,000	2,556,507
PHI, Inc.
5.250%, 03/15/2019 (b)(Cost: $3,176,167; Original acquisition date: 3/6/2014)	3,149,000	3,211,980
		15,642,980
Food & Staples Retailing - 1.96%
SpartanNash Co.
6.625%, 12/15/2016 (b)(c)(Cost: $2,082,613; Original acquisition date: 2/6/2013)	2,000,000	2,072,500
Food, Beverage & Tobacco - 3.87%
Cott Beverages, Inc.
8.125%, 09/01/2018	3,896,000	4,094,696
Household & Personal Products - 2.08%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,120,000	2,199,500
Materials - 3.02%
AuRico Gold, Inc.
7.750%, 04/01/2020 (a)(b)(Cost: $3,204,710; Original acquisition date: 3/17/2014)	3,225,000	3,192,750
Retailing - 5.55%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	3,452,000	3,641,860
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,000,000	1,041,250
4.750%, 05/01/2021	1,250,000	1,181,250
		5,864,360
Transportation - 4.92%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	1,800,000	1,926,000
Swift Services Holdings, Inc.
10.000%, 11/15/2018	3,054,000	3,267,780
		5,193,780
TOTAL CORPORATE BONDS (Cost $52,537,393)		53,406,670

	Shares
PREFERRED STOCK - 4.00%
Commercial & Professional Services - 4.00%
Pitney Bowes International Holdings, Inc. (b)(d)(Cost: $4,287,100; Original acquisition date: 5/2/2014)	4,000	4,231,250
TOTAL PREFERRED STOCK (Cost $4,287,100)		4,231,250

Total Investments (Cost $57,900,887) - 55.62%		58,784,567
Other Assets in Excess of Liabilities - 44.38%		46,911,636
TOTAL NET ASSETS - 100.00%		$105,696,203

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Security is restricted to resale. The aggregate value of restricted securities at June 30, 2014 was $21,921,064 which represented 20.7% of net assets.
(c)	Security is considered illiquid and may be difficult to sell.
(d)	Non-income producing security.

Schedule of Open Forward Currency Contracts
June 30, 2014 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
Morgan Stanley	9/11/2014	U.S. Dollars	1,075,945	Canadian Dollars	1,180,000	$(27,877)

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2014 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 55.35%
Commercial & Professional Services - 2.40%
FTI Consulting, Inc. (a)	15,575	$589,047
Tetra Tech, Inc.	17,600	484,000
		1,073,047
Consumer Durables & Apparel - 4.11%
Coach, Inc.	27,700	947,063
Mattel, Inc.	22,900	892,413
		1,839,476
Diversified Financials - 8.10%
Northern Trust Corp.	18,000	1,155,780
Oaktree Capital Group LLC	23,100	1,154,769
The Bank Of New York Mellon Corp.	35,010	1,312,175
		3,622,724
Energy - 1.90%
Newfield Exploration Co. (a)	19,250	850,850
Health Care Equipment & Services - 9.41%
Intuitive Surgical, Inc. (a)	3,770	1,552,486
Laboratory Corp. of America Holdings (a)	13,600	1,392,640
Quest Diagnostics, Inc.	21,500	1,261,835
		4,206,961
Insurance - 1.53%
Aspen Insurance Holdings Ltd. (b)	15,100	685,842
Materials - 3.22%
AuRico Gold, Inc. (b)	41,800	178,068
Newmont Mining Corp.	37,600	956,544
Pan American Silver Corp. (b)	20,000	307,000
		1,441,612
Media - 0.49%
World Wrestling Entertainment, Inc.	18,240	217,603
Pharmaceuticals, Biotechnology & Life Sciences - 0.93%
Bio-Rad Laboratories, Inc. (a)	3,468	415,154
Retailing - 4.70%
American Eagle Outfitters, Inc.	78,000	875,160
Staples, Inc.	113,200	1,227,088
		2,102,248
Software & Services - 10.89%
Amdocs Ltd. (b)	9,980	462,373
Check Point Software Technologies Ltd. (a)(b)	8,000	536,240
CSG Systems International, Inc.	16,715	436,429
Global Payments, Inc.	3,110	226,564
Microsoft Corp.	25,030	1,043,751
Teradata Corp, (a)	22,900	920,580
The Western Union Co.	71,900	1,246,746
		4,872,683
Technology Hardware & Equipment - 6.04%
Apple, Inc.	12,565	1,167,665
Cisco Systems, Inc.	61,700	1,533,245
		2,700,910
Telecommunication Services - 1.63%
Telephone & Data Systems, Inc.	27,838	726,850
TOTAL COMMON STOCKS (Cost $21,420,801)		24,755,960

Total Investments (Cost $21,420,801) - 55.35%	24,755,960
Other Assets in Excess of Liabilities - 44.65%	19,971,639
TOTAL NET ASSETS - 100.00%	$44,727,599

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying footnotes are an integral part of these Schedules of Investments.

Footnotes to the Schedules of Investments
June 30, 2014

1. Fair Value Measurement

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Common Stocks*	$227,404,508	$-	$-	$227,404,508

Corporate Bonds*	-	96,634,925	-	96,634,925

Total Assets	$227,404,508	$96,634,925	$-	$324,039,433

Liabilities
Forward Currency Contracts**	$-	$(467,407)	$-	$(467,407)

Total Liabilities	$-	$(467,407)	$-	$(467,407)

Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$174,163,371	$-	$-	$174,163,371

Preferred Stock*	-	5,024,609	-	5,024,609

Total Assets	$174,163,371	$5,024,609	$-	$179,187,980

Liabilities
Forward Currency Contracts**	$-	$(733,359)	$-	$(733,359)

Total Liabilities	$-	$(733,359)	$-	$(733,359)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stock*	$1,146,647	$-	$-	$1,146,647

Preferred Stock*	-	4,231,250	-	4,231,250

Corporate Bonds*	-	53,406,670	-	53,406,670

Total Assets	$1,146,647	$57,637,920	$-	$58,784,567

Liabilities
Forward Currency Contract**	$-	$(27,877)	$-	$(27,877)

Total Liabilities	$-	$(27,877)	$-	$(27,877)

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$24,755,960	$-	$-	$24,755,960

Total Assets	$24,755,960	$-	$-	$24,755,960

* For further information regarding security characteristics, please see the Schedules of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between Level 1 and Level 2 during the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period. Transfers between levels are recognized at the end of the reporting period.

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Beginning Balance - October 1, 2013	$3,168,750	$-	$2,112,500	$-
Purchases	8,275,000	-	4,225,000	-
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	136,531	-	60,344	-
Net Transfers Into/(Out of) Level 3	(11,580,281)	-	(6,397,844)	-
Ending Balance - June 30, 2014	$-	$-	$-	$-

The movements from Level 3 to Level 2 in the Intrepid Capital  Fund and the Intrepid Income Fund were due to the Funds' pricing agent pricing bonds that were previously being fair valued in accordance with procedures approved by the Board of Trustees.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk.  During the period ended June 30, 2014, the Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund held derivative instruments.

The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets.  In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of June 30, 2014

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$-	Depreciation of forward currency contracts	$(467,407)
Total		$-		$(467,407)
Intrepid Small Cap Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$-	Depreciation of forward currency contracts	$(733,359)
Total		$-		$(733,359)
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$-	Depreciation of forward currency contracts	$(27,877)
Total		$-		$(27,877)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2014 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
Forward currency contracts	$557,049	$4,177,704	$0

Short Positions	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund
Forward currency contracts	$6,017,567	$13,846,263	$358,648

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2014 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid Disciplined Value Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Cost of Investments	$288,839,885	$135,386,712	$57,900,887	$21,420,801
Gross unrealized appreciation	$43,039,955	$44,254,065	$1,205,573	$4,001,576
Gross unrealized depreciation	(7,840,407)	(452,797)	(321,893)	(666,417)
Net unrealized appreciation	$35,199,548	$43,801,268	$883,680	$3,335,159

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2013 through June 30, 2014.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2013	Additions	Reductions	at June 30, 2014	Income	Gain	June 30, 2014	June 30, 2014
EPIQ Systems, Inc. (a)	612,066	-	(612,066)	-	$55,086	$1,833,798	$-	$-
World Wrestling Entertainment, Inc. (a)	830,459	122,077	(830,459)	122,077	114,304	8,795,691	1,456,379	1,255,971
					$169,390	$10,629,489	$1,456,379	$1,255,971

Intrepid Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2013	Additions	Reductions	at June 30, 2014	Income	Gain	June 30, 2014	June 30, 2014
EPIQ Systems, Inc. (a)	1,260,574	-	(1,260,574)	-	$-	$3,737,643	$-	$-
World Wrestling Entertainment, Inc. (a)	2,055,828	273,783	(2,055,828)	273,783	268,015	18,459,699	3,266,231	2,816,852
					$268,015	$22,197,342	$3,266,231	$2,816,852
Intrepid Income Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2013	Additions	Reductions	at June 30, 2014	Income	Gain	June 30, 2014	June 30, 2014
World Wrestling Entertainment, Inc. (a)	118,525	14,032	(132,557)	-	$11,839	$910,876	$-	$-
					$11,839	$910,876	$-	$-

Intrepid Disciplined Value Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2013	Additions	Reductions	at June 30, 2014	Income	Gain	June 30, 2014	June 30, 2014
EPIQ Systems, Inc. (a)	32,570	-	(32,570)	-	$-	$115,745	$-	$-
World Wrestling Entertainment, Inc. (a)	102,231	18,240	(102,231)	18,240	14,457	972,904	217,603	187,659
					$14,457	$1,088,649	$217,603	$187,659

(a) Security is no longer an affiliated company at June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                   /s/ Mark F. Travis
Mark F. Travis, President

Date          8/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Mark F. Travis
Mark F. Travis, President

Date          8/25/14

By (Signature and Title)*                /s/ Donald C. White
Donald C. White, Treasurer

Date          8/25/14

* Print the name and title of each signing officer under his or her signature.